Contract assets	12 Months Ended
Dec. 31, 2024
Contract Assets
Contract assets

  4 Contract assets

	As of December 31,
	2023	2024	2024
	S$	S$	US$

Balance - beginning of the year	2,488	-	-
Increase resulting from satisfaction of performance obligations	-	-	-
Less: progress billings	(2,488)	-	-
Balance - end of the year	-	-	-